INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2024
INCOME TAXES
Schedule of deferred income tax assets

	September 30,
	2023	2024
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	40,621	33,358
Impairment loss	35,119	35,215
Others	18,933	21,360

Non-current deferred income tax assets	94,673	89,933
Valuation allowances	(94,673)	(89,933)

Net non-current deferred income tax assets	—	—

Schedule of effective income tax rate reconciliation

	Year ended
	September 30,
	2023	2024
	%	%
Statutory rate	25	25
Effect of preferential tax treatment	—	—
Change in valuation allowance	(25)	(25)
Over provision in prior year	—	—

Effective income tax rate	—	—